Long-Term Debt - Additional Information - Revolvers (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) CreditFacility	Dec. 31, 2014 USD ($)
Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin	2.80%
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of debt instruments | CreditFacility	2
Revolving credit facilities borrowing capacity	$ 545,500,000	$ 689,100,000
Undrawn amount of revolving credit facility	$ 14,600,000	$ 126,200,000
Reference rate for the variable rate of the debt instrument	LIBOR
Debt instrument, collateral description	The Revolvers were collateralized by 20 of the Company’s vessels, together with other related security.
Minimum hull coverage ratios	105.00%
Actual hull coverage ratio	138.00%
Revolving Credit Facilities [Member] | Not Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Minimum liquidity covenant requirement	$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
Revolving Credit Facilities [Member] | Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity	$ 50,000,000
Minimum liquidity as a percentage of debt	5.00%
Revolving Credit Facilities [Member] | 2016 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers	$ 91,300,000
Revolving Credit Facilities [Member] | 2017 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers	386,900,000
Revolving Credit Facilities [Member] | 2018 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers	$ 67,300,000
Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.45%	0.45%
Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.60%	0.60%